Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.58

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2024080839			Note Date	XXX	XXX